Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
April 30, 2025
FVDK6-NPRT3-0625
1.9884001.107
Common Stocks - 97.5%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	13,469	703,053
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	28,998	831,953
Imperial Oil Ltd (United States) (a)	14,331	965,623
Parex Resources Inc	38,046	306,333
Parkland Corp	8,700	219,172
		2,323,081
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States) (a)	17,223	982,572
TOTAL CANADA		4,008,706
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	2,149	343,093
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	9,303	968,907
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	1,971	183,756
UNITED KINGDOM - 4.6%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Berkeley Group Holdings PLC	7,329	408,542
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Europacific Partners PLC	9,974	905,041
Diageo PLC	22,717	637,902
		1,542,943
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	40,258	2,890,122
Utilities - 1.5%
Multi-Utilities - 1.5%
National Grid PLC	164,421	2,373,270
TOTAL UNITED KINGDOM		7,214,877
UNITED STATES - 89.5%
Communication Services - 3.0%
Entertainment - 0.8%
Walt Disney Co/The	14,597	1,327,597
Interactive Media & Services - 0.7%
Alphabet Inc Class A	6,655	1,056,814
Media - 1.5%
Comcast Corp Class A	67,125	2,295,675
TOTAL COMMUNICATION SERVICES		4,680,086

Consumer Discretionary - 4.5%
Diversified Consumer Services - 1.3%
H&R Block Inc	34,332	2,072,623
Specialty Retail - 2.8%
Lowe's Cos Inc	5,914	1,322,134
Murphy USA Inc	1,128	562,387
Ross Stores Inc	11,109	1,544,151
Ulta Beauty Inc (b)	2,503	990,287
		4,418,959
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	8,533	602,856
TOTAL CONSUMER DISCRETIONARY		7,094,438

Consumer Staples - 10.4%
Beverages - 2.4%
Coca-Cola Co/The	18,400	1,334,920
Keurig Dr Pepper Inc	69,976	2,420,470
		3,755,390
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings Inc (b)	12,590	1,480,080
Target Corp	5,044	487,755
US Foods Holding Corp (b)	26,914	1,767,174
Walgreens Boots Alliance Inc	49,529	543,333
		4,278,342
Food Products - 1.7%
JM Smucker Co	5,636	655,298
Mondelez International Inc	20,455	1,393,599
Tyson Foods Inc Class A	9,229	565,184
		2,614,081
Household Products - 1.5%
Procter & Gamble Co/The	15,131	2,459,846
Personal Care Products - 2.1%
Kenvue Inc	139,536	3,293,050
TOTAL CONSUMER STAPLES		16,400,709

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	17,433	1,553,629
Exxon Mobil Corp	58,346	6,163,088
Shell PLC ADR	50,063	3,228,062
		10,944,779
Financials - 25.9%
Banks - 10.3%
Bank of America Corp	95,639	3,814,084
Cullen/Frost Bankers Inc (a)	3,941	459,008
JPMorgan Chase & Co	16,095	3,937,160
M&T Bank Corp	8,478	1,439,225
PNC Financial Services Group Inc/The	12,176	1,956,561
US Bancorp	28,561	1,152,151
Wells Fargo & Co	47,645	3,383,271
		16,141,460
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	7,011	563,755
Blackrock Inc	589	538,499
Northern Trust Corp	17,996	1,691,264
State Street Corp	1,800	158,580
		2,952,098
Consumer Finance - 0.9%
Capital One Financial Corp	7,855	1,415,942
Financial Services - 4.7%
Berkshire Hathaway Inc Class B (b)	11,651	6,212,896
Visa Inc Class A	3,558	1,229,289
		7,442,185
Insurance - 7.5%
Chubb Ltd	16,317	4,667,967
Hartford Insurance Group Inc/The	4,790	587,589
The Travelers Companies, Inc.	17,823	4,707,590
Willis Towers Watson PLC	6,008	1,849,262
		11,812,408
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp	60,755	536,467
Annaly Capital Management Inc	24,934	488,706
		1,025,173
TOTAL FINANCIALS		40,789,266

Health Care - 14.3%
Biotechnology - 1.5%
Gilead Sciences Inc	21,535	2,294,338
Health Care Providers & Services - 9.0%
Centene Corp (b)	59,698	3,572,925
Cigna Group/The	14,194	4,826,528
CVS Health Corp	35,759	2,385,483
UnitedHealth Group Inc	8,152	3,354,059
		14,138,995
Pharmaceuticals - 3.8%
Elanco Animal Health Inc (b)	76,682	726,945
GSK PLC ADR	58,759	2,341,547
Haleon PLC	290,057	1,459,529
Merck & Co Inc	17,466	1,488,103
		6,016,124
TOTAL HEALTH CARE		22,449,457

Industrials - 11.4%
Aerospace & Defense - 2.3%
L3Harris Technologies Inc	3,747	824,415
Lockheed Martin Corp	3,072	1,467,648
Northrop Grumman Corp	2,223	1,081,490
Textron Inc	4,315	303,646
		3,677,199
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	6,067	541,298
United Parcel Service Inc Class B	2,926	278,848
		820,146
Building Products - 1.2%
Builders FirstSource Inc (b)	3,953	472,897
Johnson Controls International plc	16,068	1,348,106
		1,821,003
Electrical Equipment - 0.5%
GE Vernova Inc	485	179,848
Regal Rexnord Corp	5,692	602,441
		782,289
Ground Transportation - 1.2%
CSX Corp	33,153	930,605
Norfolk Southern Corp	4,303	964,087
		1,894,692
Industrial Conglomerates - 0.6%
3M Co	6,830	948,755
Machinery - 4.0%
Allison Transmission Holdings Inc	4,227	389,898
Cummins Inc	806	236,834
Deere & Co	6,628	3,072,476
Dover Corp	4,095	698,812
Pentair PLC	14,104	1,279,656
Westinghouse Air Brake Technologies Corp	3,348	618,510
		6,296,186
Professional Services - 0.5%
Maximus Inc	10,928	731,739
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	5,743	974,357
TOTAL INDUSTRIALS		17,946,366

Information Technology - 5.5%
Communications Equipment - 2.2%
Cisco Systems Inc	59,923	3,459,355
IT Services - 1.5%
Amdocs Ltd	17,844	1,580,622
Cognizant Technology Solutions Corp Class A	11,382	837,373
		2,417,995
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology Inc	7,649	588,591
Software - 1.2%
Gen Digital Inc	73,979	1,913,837
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	7,857	344,607
TOTAL INFORMATION TECHNOLOGY		8,724,385

Materials - 2.1%
Chemicals - 0.3%
AdvanSix Inc	1,800	38,556
CF Industries Holdings Inc	5,674	444,671
		483,227
Construction Materials - 0.9%
CRH PLC	15,321	1,461,931
Containers & Packaging - 0.9%
Crown Holdings Inc	10,947	1,054,525
Silgan Holdings Inc	5,892	304,321
		1,358,846
TOTAL MATERIALS		3,304,004

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	3,901	613,939
Specialized REITs - 1.1%
Crown Castle Inc	10,260	1,085,098
Lamar Advertising Co Class A	3,429	390,254
Outfront Media Inc	17,599	266,273
		1,741,625
TOTAL REAL ESTATE		2,355,564

Utilities - 3.9%
Electric Utilities - 3.4%
Edison International	16,573	886,821
Eversource Energy	15,515	922,832
FirstEnergy Corp	21,001	900,523
PG&E Corp	142,081	2,347,179
Southern Co/The	3,134	287,983
		5,345,338
Gas Utilities - 0.3%
UGI Corp	14,597	478,636
Multi-Utilities - 0.2%
Sempra	3,934	292,178
TOTAL UTILITIES		6,116,152

TOTAL UNITED STATES		140,805,206
TOTAL COMMON STOCKS (Cost $121,480,789)		153,524,545

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd (Cost $861,800)	24,638	811,649

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	4,874,239	4,875,214
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	2,144,686	2,144,900
TOTAL MONEY MARKET FUNDS (Cost $7,020,114)			7,020,114

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $129,362,703)	161,356,308
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,941,807)
NET ASSETS - 100.0%	157,414,501

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	833,835	35,532,619	31,491,240	72,717	-	-	4,875,214	4,874,239	0.0%
Fidelity Securities Lending Cash Central Fund	-	13,171,886	11,026,986	710	-	-	2,144,900	2,144,686	0.0%
Total	833,835	48,704,505	42,518,226	73,427	-	-	7,020,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.